Note 17 - New Accounting Standards Not Yet Adopted	12 Months Ended
Oct. 31, 2016
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
(17)	New Accounting Standards Not Yet Adopted

In
May 2014,
the FASB issued Accounting Standards Update
2014
09,
Revenue from Contracts with Customers
(“ASU
2014
09”).
ASU
2014
09
is a comprehensive new revenue recognition model that expands disclosure requirements and requires an entity to recognize revenue when promised goods or services are transferred to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. In
August 2015,
the FASB issued Accounting Standards Update
2015
14,
Revenue from Contracts with Customers (Topic
606):
Deferral of the Effective Date
(“ASU
2015
14”)
which defers the effective date of the new revenue recognition standard by one
year. Under ASU
2015
14,
the new revenue recognition standard is effective for the Company beginning in fiscal year
2019.
In
March 2016,
the FASB issued Accounting Standards Update
2016
08,
Revenue from Contracts with Customers
(Topic
606)
Principle versus Agent Considerations
, (“ASU
2016
08”).
ASU
2016
08
clarifies the implementation guidance on principal versus agent considerations. In
April 2016,
the FASB issued Accounting Standards Update
2016
10,
Revenue from Contracts with Customers (Topic
606)
Identifying Performance Obligations and Licensing
(“ASU
2016
10”).
ASU
2016
10
clarifies
two
aspects of Topic
606:
identifying performance obligation and the licensing implementation guidance, while retaining the related principles for those areas.  In
May 2016,
the FASB issued Accounting Standards Update
2016
12,
Revenue from Contracts with Customers (Topic
606)
– Narrow Scope Improvements and Practical Expedients
(“ASU
2016
12”).
The amendments in ASU
2016
12
address the areas of collectability, presentation of sales tax and other similar taxes collected from customers, noncash consideration, contract modifications and completed contracts at transition. The update also amends the disclosure requirements within ASU
2014
09
for entities that retrospectively apply the guidance. The amendments in ASU
2016
08,
ASU
2016
10
and ASU
2016
12
are effective in conjunction with ASU
2015
14.
The Company is currently evaluating the impact of the adoption of this guidance on the Company's results of operations, financial position and liquidity and its related financial statement disclosures.

In
April 2015,
the FASB issued Accounting Standards Update
2015
03,
Simplifying the Presentation of Debt Issuance Costs
("ASU
2015
03").
ASU
2015
03
requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. Prior to the issuance of the standard, debt issuance costs were required to be presented in the balance sheet as an asset. In
August 2015,
the FASB issued Accounting Standards Update
2015
15,
Interest Imputed Interest (Subtopic
835
30):
Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line of Credit Arrangements
(“ASU
2015
15”)
which clarifies that entities
may
continue to defer and present debt issuance costs associated with a line of credit as an asset and subsequently amortize the deferred costs ratably over the term of the arrangement. This guidance is effective for fiscal years, and interim periods within those years, beginning after
December 15, 2015,
with early adoption permitted. The new guidance must be applied retrospectively to all prior reporting periods presented.  The adoption of ASUs
2015
03
and
2015
15
are not expected to have a material impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

In
July 2015,
the FASB issued Accounting Standards Update
2015
11,
Simplifying the Measurement of Inventory
(“ASU
2015
11”).
ASU
2015
11
changes the inventory valuation method from lower of cost or market to lower of cost and net realizable value for inventory valued using first
in,
first
out or average cost. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. ASU
2015
11
is effective for fiscal years beginning after
December 15, 2016,
including interim periods within those fiscal years, and should be applied prospectively with early adoption permitted. The adoption of ASU
2015
11
is not expected to have any impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

In
November 2015,
the FASB issued Accounting Standards Update
2015
17,
Income Taxes
(“ASU
2015
17”).
ASU
2015
17
requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. ASU
2015
17
is effective for financial statements issued for annual periods beginning after
December 15, 2016,
and interim periods within those periods, with early adoption permitted. The adoption of ASU
2015
17
is not expected to have a material impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

In
February 2016,
the FASB issued Accounting Standards Update
2016
02,
Leases
(“ASU
2016
02”).
ASU
2016
02
requires the recognition of a separate lease liability representing the required lease payments over the lease term and a separate lease asset representing the right to use the underlying asset during the same lease term. Additionally, this ASU provides clarification regarding the identification of certain components of contracts that would represent a lease as well as requires additional disclosures to the notes of the financial statements. ASU
2016
02
is effective for fiscal years beginning after
December 15, 2018,
including interim periods within that reporting period with early adoption permitted. The adoption of ASU
2016
02
is not expected to have a material impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

In
March 2016,
the FASB issued Accounting Standards Update
2016
09,
Compensation Stock Compensation (Topic
718):
Improvements to Employee Share Based Payment Accounting
(“ASU
2016
09”).
ASU
2016
09
simplifies several aspects related to the accounting for share based payment transactions, including the accounting for income taxes, forfeitures, statutory tax withholding requirements and classification on the statement of cash flows. ASU
2016
09
is effective for fiscal years beginning after
December 15, 2016,
including interim periods within that reporting period, with early adoption permitted. The adoption of ASU
2016
09
is not expected to have a material impact on the Company’s results of operations, financial position or liquidity or its related financial statement disclosures.

In
August 2016,
the FASB issued Accounting Standards Update
2016
15,
Statement of Cash Flows (Topic
230):
Classification of Certain Cash Receipts and Cash Payments
(“ASU
2016
15”).
ASU
2016
15

provides guidance related to the classification of certain cash receipts and cash payments on the statement of cash flows. The pronouncement provides clarification guidance on eight
specific cash flow presentation issues that have developed due to diversity in practice. ASU
2016
15
is effective for fiscal years beginning after
December 15, 2017,
including interim periods within that reporting period, with early adoption permitted. The adoption of ASU
2016
15
is not expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

In
October 2016,
the FASB issued Accounting Standards Update
2016
16,
Income Taxes (Topic
740):
Intra Entity Transfers of Assets Other Than Inventory
(“ASU
2016
16”).
ASU
2016
16
requires an entity to recognize the income tax consequences of an intra entity transfer of an asset (with the exception of inventory) when the transfer occurs.  Under current GAAP, entities are prohibited from recognizing current and deferred income taxes for an intra entity transfer until the asset is sold to a third
party.  Examples of assets that would be affected by the new guidance are intellectual property and property, plant and equipment.  ASU
2016
16
is effective for fiscal years beginning after
December 15, 2017,
including interim periods within that reporting period, with early adoption permitted. The adoption of ASU
2016
16
is not expected to have a material impact on the Company's results of operations, financial position or liquidity or its related financial statement disclosures.

There are no other new accounting standards issued, but not yet adopted by the Company, which are expected to materially impact the Company’s financial position, operating results or financial statement disclosures.